Bank Borrowings	6 Months Ended
Jun. 30, 2019
Bank Borrowings
Bank Borrowings

11. Bank Borrowings

Bank borrowings consisted of the following:

	June 30,	December 31,
	2019	2018
	(in US$’000)
Non-current	—	26,739

The weighted average interest rate for outstanding bank borrowings for the six months ended June 30, 2019 and the year ended December 31, 2018 was 3.29% per annum and 2.79% per annum respectively. The carrying amounts of the Group’s bank borrowings were denominated in HK$.  The Group had fully repaid the bank borrowings in June 2019 and there were no outstanding bank borrowings as at June 30, 2019.

(i)          3-year term loan and 18-month revolving loan facilities

In November 2017, the Group through its subsidiary, entered into facility agreements with a bank for the provision of unsecured credit facilities in the aggregate amount of HK$400,000,000 (US$51,282,000). The credit facilities included (i) a HK$210,000,000  (US$26,923,000)  3-year term loan facility and (ii) a HK$190,000,000 (US$24,359,000) 18-month revolving loan facility. The term loan bore interest at 1.50% over the Hong Kong Interbank Offered Rate (“HIBOR”) per annum and an upfront fee of HK$1,575,000 (US$202,000). The revolving loan facility bore interest at 1.25% over HIBOR per annum. The term loan was drawn in May 2018 and was fully repaid in June 2019. The revolving loan facility expired in May 2019.

(ii)         2-year revolving loan facilities

In August 2018, the Group through its subsidiary, entered into two separate facility agreements with banks for the provision of unsecured credit facilities in the aggregate amount of HK$507,000,000 (US$65,000,000). The first credit facility is a HK$351,000,000 (US$45,000,000) revolving loan facility, with a term of 2 years and an annual interest rate of 1.35% over HIBOR. The second credit facility is a HK$156,000,000 (US$20,000,000) revolving loan facility, with a term of 2 years and an annual interest rate of 1.35% over HIBOR. These credit facilities are guaranteed by the Company. As at June 30, 2019 and December 31, 2018, no amount has been drawn from either of the revolving loan facilities.

In February 2017, the Group through its subsidiary, entered into two separate facility agreements with the banks for the provision of unsecured credit facilities in the aggregate amount of HK$546,000,000 (US$70,000,000). The first credit facility included (i) a HK$156,000,000 (US$20,000,000) term loan facility and (ii) a HK$195,000,000 (US$25,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. The second credit facility included (i) a HK$78,000,000 (US$10,000,000) term loan facility and (ii) a HK$117,000,000 (US$15,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. The term loans from the first and second credit facilities were repaid in May 2018. Both revolving loan facilities were terminated in August 2018.

(iii)        3-year revolving loan facility  and 3-year term loan and revolving loan facilities

In November 2018, the Group through its subsidiary renewed a 3-year revolving loan facility with a bank in the aggregate amount of HK$234,000,000 (US$30,000,000) with an annual interest rate of 0.85% over HIBOR. This credit facility is guaranteed by the Company. As at June 30, 2019 and December 31, 2018, no amount has been drawn from the revolving loan facility.

In May 2019, the Group through its subsidiary, entered into a separate facility agreement with the bank for the provision of additional unsecured credit facilities in the aggregate amount of HK$400,000,000 (US$51,282,000). The 3-year credit facilities include (i) a HK$210,000,000 (US$26,923,000) term loan facility and (ii) a HK$190,000,000 (US$24,359,000) revolving loan facility, both with an annual interest rate of 0.85% over HIBOR, and an upfront fee of HK$819,000 (US$105,000) on the term loan. These credit facilities are guaranteed by the Company. As at June 30, 2019,  no amount has been drawn from either of these credit facilities.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	June 30,	December 31,
	2019	2018
	(in US$’000)
Not later than 1 year	—	—
Between 1 to 2 years	—	26,923
	—	26,923

As at June 30, 2019 and  December 31, 2018, the Group had unutilized bank borrowing facilities of  HK$1,141,000,000 (US$146,282,000) and HK$931,000,000 (US$119,359,000) respectively.